Short-term Bank Loans - Summary of Short-term Bank Loans (Detail) - Short-term borrowings [member] $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Unsecured bank loans	$ 2,706,072		$ 339,364
Interest rate range			5.66%	5.66%
Undrawn borrowing facilities	$ 4,516,882	$ 18,261	$ 5,050,836	$ 37,000
Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate range	4.09%	4.09%
Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate range	4.92%	4.92%